Exhibit 99.6

Client Name:	Wells Fargo Bank, N.A.
Client Project Name:	WFMBS 2019-1
Start - End Dates:	7/12/18 to 9/21/18
Deal Loan Count:	1,030

Waived Conditions Summary

Report Run Date:	11/7/2018 11:59

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